Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Aljex Software, Inc. [Member]
Cash acquired	$ 193
Velocity Mail [Member]
Cash acquired
PinPoint [Member]
Cash acquired	$ 769
ShipRush [Member]
Cash acquired		$ 253
PCSTrac, Inc. [Member]
Cash acquired
MacroPoint LLC [Member]
Cash acquired		$ 2,098
Pixie Software GmbH [Member]
Cash acquired			$ 688
Appterra LLC [Member]
Cash acquired			66
4Solututions Information Technology [Member]
Cash acquired			281
Datamyne Inc [Member]
Cash acquired			$ 2,637